Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Amortization expense	$ 496,591	$ 596,429
Carrying Value Limited Partnerships Investment	9,833,005	4,192,530
LimitedPartnership
Tax Credits	998,450	698,450
CFS
Investment in other assets	5,011,402	3,790,493
Income	1,220,909	$ 1,033,499
NMTC Equity Investment
Amortization expense	251,934
Carrying Value Limited Partnerships Investment	1,700,000
Tax Credits	$ 300,000